Consolidated Balance Sheets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Current
Cash and cash equivalents	$ 511,888	$ 391,464
Restricted Cash - Current (note 16)	3,673	691
Marketable Securities, Current	22,442	0
Accounts receivable, net of allowance of $5.3 million (2023 - $6.3 million)	82,440	114,647
Assets held for sale	0	11,910
Due from affiliates, current	5,230	9,908
Bunker and lube oil inventory	45,990	53,219
Prepaid expenses	12,800	15,112
Accrued revenue (note 4)	57,605	70,026
Other Assets, Current	5,873	0
Total current assets	747,941	666,977
Restricted Cash - long-term (note 16)	0	0
At cost, less accumulated depreciation of $570.9 million (2023 - $440.9 million) (notes 9, 15 and 22)	1,132,109	929,237
Vessels related to finance leases, at cost, less accumulated depreciation of $nil (2023 - $92.4 million) (notes 10 and 15)	0	228,973
Operating lease right-of-use assets (notes 10 and 15)	52,162	76,314
Total vessels and equipment	1,184,271	1,234,524
Investment in and advances to equity-accounted joint venture (note 6)	15,998	15,731
Other non-current assets	23,025	21,351
Intangible assets at cost, less accumulated depreciation of $5.4 million (2023 - $5.0 million) (note 7)	307	658
Goodwill (note 7)	2,426	2,426
Total assets	1,973,968	1,941,667
Supplemental Balance Sheet Elements [Abstract]
Accounts Receivable, after Allowance for Credit Loss	5,300	6,300
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	570,900	440,900
Sale Leaseback Transaction, Accumulated Depreciation	0	92,400
Accumulated amortization	5,400	5,000
Current
Accounts payable	25,550	33,890
Accrued liabilities (notes 8 and 16)	75,668	71,668
Current obligations related to finance leases (note 10)	0	20,517
Current portion of operating lease liabilities (note 10)	24,875	35,882
Other Current Liabilities [Member]	152	142
Due to affiliates	10	(290)
Other current liabilities	5,797	5,930
Total current liabilities	132,042	168,029
Long-term obligations related to finance leases (note 10)	0	119,082
Long-term operating lease liabilities (note 10)	28,716	40,432
Other long-term liabilities (notes 8, 16 and 18)	56,660	63,967
Total liabilities	217,418	391,510
Commitments and contingencies (notes 9, 10, 11 and 12)
Equity
Common stock, shares authorized (in shares)	585,000,000.0	585,000,000.0
Common shares and paid-in capital (585.0 million shares authorized, 29.7 million Class A and 4.6 million Class B shares issued and outstanding as at December 31, 2024 and 585.0 million shares authorized, 29.5 million Class A and 4.6 million Class B shares issued and outstanding as at December 31, 2023) (note 13)	$ 1,309,495	$ 1,305,764
Accumulated surplus	447,055	220,021
Entities under Common Control equity (deficit)	0	24,372
Total equity	1,756,550	1,550,157
Total liabilities and equity	$ 1,973,968	$ 1,941,667
Class A
Equity
Common stock, shares authorized (in shares)	485,000,000.0	485,000,000.0
Common Stock, Shares, Issued	29,734,640	29,467,111
Common Stock, Shares, Outstanding	29,734,640	29,467,111
Common Class B [Member]
Equity
Common stock, shares authorized (in shares)	100,000,000.0	100,000,000.0
Common Stock, Shares, Issued	4,625,997	4,625,997
Common Stock, Shares, Outstanding	4,625,997	4,625,997